Financial risk management - D.1.2. Interest rate swap contracts (Details) - Interest rate swap - Interest rate risk $ in Millions, kr in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	$ 211.0	kr 2
Derivative financial assets held for hedging	23.0
Derivative financial liabilities held for hedging			$ (0.2)
El Salvador
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging	(3.0)
Costa Rica
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets held for hedging	1.0
Derivative financial liabilities held for hedging	(5.0)		(14.0)
Colombia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging	$ (7.0)		$ 0.0